Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues (Note 17c):
Products	$ 25,243	$ 26,182	$ 22,784
Services	52,543	51,973	41,569
Total revenues	77,786	78,155	64,353
Cost of revenues:
Products	15,104	16,073	13,904
Services	21,674	21,914	18,672
Total cost of revenues	36,778	37,987	32,576
Gross profit	41,008	40,168	31,777
Operating expenses:
Research and development	4,707	4,051	3,669
Selling and marketing	14,560	14,038	11,774
General and administrative	11,169	11,275	9,004
Amortization of intangible assets	456	463	473
Acquisition related costs	300	32	609
Total operating expenses	31,192	29,859	25,529
Operating income	9,816	10,309	6,248
Financial expenses, net (Note 19)	1,133	1,004	1,046
Other expenses, net	3	5	9
Income before taxes on income	8,680	9,300	5,193
Tax expenses (income), (Note 15)	1,753	(7,221)	1,845
Income from continuing operations	6,927	16,521	3,348
Income from discontinued operation, net (Note 18)			154
Net income	6,927	16,521	3,502
Other comprehensive income:
Currency translation adjustments of foreign operations	(5,811)	3,293	1,311
Total comprehensive income	1,116	19,814	4,813
Profit (loss) from continuing operations attributable to:
Pointer Telocation Ltd's shareholders	6,963	16,518	3,324
Non-controlling interests	(36)	3	24
Net income	6,927	16,521	3,348
Profit from discontinued operations attributable to:
Pointer Telocation Ltd's shareholders			120
Non-controlling interests			34
Total profit (loss) from discontinued operations			$ 154
Basic net earnings:
Earnings from continuing operations	$ 0.85	$ 2.07	$ 0.43
Earnings from discontinued operations			0.02
Total basic net earnings	0.85	2.07	0.45
Diluted net earnings:
Earnings from continuing operations	0.84	2.03	0.43
Earnings from discontinued operations			0.02
Total diluted net earning	$ 0.84	$ 2.03	$ 0.45